Basis of Presentation (Policies)	6 Months Ended
Jun. 30, 2023
Basis of Presentation
Accounting Policies

Accounting Policies

These interim statements of the Genmab Group (Genmab or the Company) have been prepared in accordance with IAS 34 as issued by the International Accounting Standards Board (IASB) and in accordance with IAS 34 as endorsed by the EU and additional Danish disclosure requirements for interim reports of listed companies. The interim report has not been reviewed or audited by Genmab’s external auditors.

Except as described below, the interim report has been prepared using the same accounting policies as outlined in Section 1 – Basis of Presentation in the financial statements in the Genmab 2022 Annual Report (Annual Report). A number of new or amended standards became applicable for the current reporting period. Genmab was not required to change its accounting policies as a result of adopting these standards. These interim financial statements should be read in conjunction with the Annual Report.

The below accounting policies have been implemented upon Genmab receiving U.S. FDA approval on May 19, 2023 for EPKINLY. As of June 30, 2023, product sales, cost of product sales and inventory relate entirely to EPKINLY.

Revenue Recognition - Product Sales

Revenue Recognition - Product Sales

Revenue is recognized when control is transferred to the customer and it is probable that Genmab will collect the consideration to which it is entitled for transferring the products. Control of the products is transferred at a single point in time which occurs upon delivery to the customer. The amount of sales to be recognized is based on the consideration Genmab expects to receive in exchange for its goods. When sales are recognized, an estimate for a variety of sales deductions is also recorded such as cash discounts, government rebates, chargebacks, wholesaler fees, other rebates and administrative fees, sales returns and allowances and other sales discounts. Sales deductions are recognized as a reduction of gross product sales to arrive at net product sales, by assessing the expected value of the sales deductions (variable consideration). Estimates are made for sales deductions.

Accounts Receivable - Product Sales

Accounts Receivable – Product Sales

Accounts receivable arising from product sales are initially measured at transaction price and subsequently measured at amortized cost, which generally corresponds to nominal value less expected credit losses. Genmab utilizes a simplified approach to measuring expected credit losses and uses a lifetime expected loss allowance for all receivables. To measure the expected credit losses, accounts receivables have been grouped based on credit risk characteristics and the days past due.

Accounts receivable arising from product sales consists of amounts due from customers, net of customer allowances for chargebacks, cash and other discounts and estimated credit losses. Genmab’s contracts with customers have initial payment terms that range from 30 to 180 days.

Inventory

Inventories

Inventories are stated at the lower of cost or net realizable value with costs determined on a first-in, first-out basis. Genmab assesses the recoverability of capitalized inventories during each reporting period and will write down excess or obsolete inventories to its net realizable value in the period in which the impairment is identified within Cost of product sales in the statements of comprehensive income.

Included in inventories are materials used in the production of clinical products, which are charged to R&D expense when shipped to the clinical packaging site. Inventory manufactured prior to regulatory approval of a product (prelaunch inventory) is capitalized but immediately written down to zero. The cost of this write down is recognized in the statements of comprehensive income as research and development expenses. Once there is a high probability of regulatory approval being obtained for the product, the write-down is reversed, up to no more than the original cost. The reversal of the write-down is recognized as an offset to research and development expenses in the statements of comprehensive income.

Prior to receiving FDA approval of EPKINLY, Genmab had written down inventory costs relating to the manufacture of EPKINLY to a net realizable value of zero. Capitalization of inventory costs associated with certain products prior to regulatory approval of such products is only appropriate when management considered it highly probable that pre-approval inventory costs would be recoverable through future sales of the drug product. The determination to capitalize was based on the particular facts and circumstances related to the expected regulatory approval of the product. The write down was recorded as R&D expense in Genmab’s statements of comprehensive income. Upon the receipt of FDA approval for EPKINLY during the quarter ended June 30, 2023, Genmab reversed previously recorded inventory write downs which were not material. The reversal of previously recorded inventory write downs was based on a number of factors existing at that time, including the existence of inventory on hand and estimated demand, as well as expiration dating. The reversal of these inventory write downs was recorded as a reduction to R&D expense in Genmab’s statements of comprehensive income.

Cost of Product Sales

Cost of Product Sales

Cost of product sales includes direct and indirect costs relating to the manufacture of inventory mainly from third-party providers of manufacturing as well as costs related to internal resources and distribution and logistics. Inventory amounts written down as a result of excess or obsolescence are charged to cost of product sales.

Additionally, cost of product sales includes net profit-sharing amounts owed to collaboration partners for the sale of commercial products when Genmab is determined to be the principal in sales to end customers. As of June 30, 2023, the only net profit-sharing amounts owed recorded as cost of product sales relate to sales of EPKINLY pursuant to the Collaboration Agreement with AbbVie. Refer to Note 5.6 in the Annual Report for detailed information regarding Genmab’s Collaboration Agreement with AbbVie.

Included in Selling, general and administrative expenses is Cost of product sales which were immaterial for the second quarter of 2023.

Management's Judgements and Estimates under IFRS

Management Judgements and Estimates under IFRS

In preparing interim reports, certain provisions under IFRS require management to make judgements (various accounting estimates and assumptions), which may significantly impact Genmab’s financial statements. For a description of significant judgements and estimates, refer to Note 1.3 in the Annual Report. Additionally, upon Genmab receiving U.S. FDA approval of EPKINLY during the quarter ended June 30, 2023, management has determined that estimation of sales deductions related to product sales is an area that requires significant estimation. Refer below for further information on the key accounting estimates related to sales deductions utilized in preparation of the consolidated financial statements.

Sales Deductions

Sales Deductions

Sales deductions are estimated and provided for at the time the related sales are recorded. Genmab’s estimates related to sales deductions require significant use of estimates as not all conditions are known at the time of sale. The estimates are based on analyses of existing contractual obligations, historical experience, drug product analogs and payer channel mix.

Genmab considers the provisions established for sales deductions to be reasonable and appropriate based on currently available information; however, the actual amount of deductions may differ from the amounts estimated by management as more information becomes available. Estimates will be assessed each period and adjusted as required based on updated information and actual experience.

Information about Geographical Areas

Information about Geographical Areas

Genmab is managed and operated as one business unit, which is reflected in the organizational structure and internal reporting. No separate lines of business or separate business entities have been identified with respect to any licensed products, product candidates, product sales or geographical markets and no segment information is currently prepared for internal reporting. Refer to Note 2.2 in the Annual Report for further details.